Prudential Securities
COMMAND Account
----------------------
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

ANNUAL REPORT
June 30, 1999

(LOGO)

Letter to
Shareholders
                                   June 30, 1999
Dear Shareholder:
   The fiscal year that ended on June 30, 1999 was a time of heightened volatility in the money markets. In the autumn of 1998, the Federal Reserve cut a key short-term U.S. interest rate three times to calm financial markets and keep the U.S. economy on track. The Fed reversed course in the summer of 1999 and raised this interest rate amid concern the domestic economy could overheat and ignite higher inflation. These changes in monetary policy caused money market yields to fluctuate dramatically. Amid these challenging market conditions, we were able to take advantage of many attractive buying opportunities. As a result, the COMMAND Money, COMMAND Government and COMMAND Tax-Free funds provided competitive yields during their fiscal year. For the seven-day period ended June 30, 1999, the COMMAND Tax-Free provided income equivalent to a 4.98% yield for investors in the 39.6% tax bracket.

                            FUND FACTS
                           As of 6/30/98
                                  7 Day          Net Asset         Weighted          Total Net
                               Current Yld.     Value (NAV)     Avg. Mat. (WAM)     Assets (mil.)
COMMAND Money                     4.53%            $1.00             72 days           $ 12,246.9
IBC Financial Data                4.27%            $1.00             61 days                N/A
  Money Fund Avg.
  (All Taxable)1
COMMAND                           4.47%            $1.00             68 days              $ 714.4
  Government
IBC Financial Data                4.24%            $1.00             53 days                N/A
  Total Government
  Universe2
COMMAND                           3.01%            $1.00             69 days            $ 1,476.7
  Tax-Free3
IBC Financial Data                2.91%            $1.00             43 days                N/A
  General Purpose Tax-Free
  Money Funds4

   Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corp or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

   1. This is the average seven-day current yield, NAV and WAM of all funds in the International Business Communications Financial Data all taxable money market fund category for June 29, 1999.

   2.This is the average seven-day current yield, NAV and WAM of all funds in IBC Financial Data's total government universe fund category for June 29, 1999.

   3. Some investors may be subject to the federal alternative minimum tax.

   4. This is the average seven-day current yield, NAV and WAM of all funds in IBC Financial Data's stockbroker & general purpose tax-free money fund category for June 28, 1999.
                                  -I-

Fund Objectives.
   The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less.

   The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less.

   The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities, and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT).

   There can be no assurance that any of the Funds will achieve their respective investment objectives.

Strategy Session.
   Global financial crisis created attractive buying opportunities.
   The first half of our fiscal year was dominated by a global financial crisis that had begun in Asia and spread to Russia and Latin America. As market sentiment turned increasingly negative, investors purchased the safest securities, such as U.S. Treasury bills, and avoided assets that carried greater credit risk.

   This growing demand for Treasury bills drove their prices higher and their yields lower. Treasury bills became overvalued relative to other money market securities. The COMMAND Government Fund took advantage of this anomaly by purchasing federal government agency securities that had cheapened relative to Treasury bills and cutting exposure to lower-yielding repurchase agreement transactions. These purchases lengthened its weighted average maturity (WAM). The WAM takes into account the maturity of each security held in a portfolio and is the measurement tool that determines a portfolio's sensitivity to fluctuations in interest rates. Lengthening its WAM allowed the COMMAND Government Fund's yield to remain higher for a longer period of time as money market yields declined.

   But we initially avoided certain money market securities.
   As the flight-to-quality trend continued, financial markets grew less liquid, making it more challenging to sell many securities that carried greater risk than Treasuries at reasonable prices. With this in mind, the COMMAND Money Fund avoided buying longer-term money market securities of banks and corporations, which caused its WAM to shorten from August through mid-September of 1998. In hindsight, we were too conservative. We passed up several good buying opportunities that hurt the COMMAND Money Fund's performance.

   As the global financial crisis worsened, many investors continued to prefer Treasuries over other types of securities. To encourage investing in the other financial instruments and to stimulate U.S. economic growth, the Federal Reserve cut the Federal funds rate (the rate U.S. banks charge each other for overnight loans) by a quarter of a percentage point to 5.25%. Reductions of the same magnitude occurred on October 15 and November 17, which left the rate at 4.75%. These moves fostered economic growth by lowering borrowing costs. As it became clear that the Federal Reserve would drive the Federal funds rate lower, we extended the COMMAND Money Fund's WAM until it was more in line with that of its competition.

   Shortage of tax-exempt money market securities presented a challenge. Lengthening the COMMAND Tax-Free Fund's WAM was difficult because there were fewer longer-term, tax-exempt money market securities available. One reason for this dearth of securities was that the short-term borrowing needs of some state and local governments decreased as economic growth in the United States remained strong. Therefore, these municipalities were able to issue fewer tax-exempt notes, which are generally securities that mature in 12 months or less. This shrinking supply of notes combined with continued investor demand for them helped to drive prices of the notes higher and their yields lower even before the reductions in the Federal funds rate occurred.

   We would have preferred the COMMAND Tax-Free Fund to have a longer WAM before the U.S. central bank's first rate cut in late September. Having a longer WAM at that time would have allowed the Fund to lock in yields before they moved even lower. This, in turn, would have helped to put the COMMAND Tax-Free Fund in a better strategic position to weather the sharp drop in tax-exempt money market yields that usually occurs in January as investors rush to reinvest money received from coupon payments and maturing bonds.

   Renewed rise in money market yields seen as fresh buying opportunity.
   As stability returned to international financial markets in 1999, market focus shifted to the strength of the U.S. economy. Many investors believed the Federal Reserve would soon increase the Federal funds rate to keep the U.S. economy from overheating and sparking higher inflation. If left unchecked, mounting inflationary pressures could eventually derail economic growth.

   Anticipation of a rise in this key short-term rate led investors to push money market yields higher and their prices lower. Because we did not believe a change in monetary policy was imminent, we viewed the rise in money market yields as another buying opportunity. The COMMAND Government Fund bought federal government agency securities maturing in one year, while the COMMAND Money Fund purchased one-year bank and corporate securities.

   Meanwhile, the COMMAND Government Fund and the COMMAND Money Fund avoided purchasing money market securities that would mature between mid-April and early May of 1999 when the federal government was scheduled to retire an unusually large amount of Treasury bills. During that time, market participants scurried about in search of alternative investments, which left money market yields hovering at lower levels. Fortunately, we anticipated this development. Because the WAMs of both Funds were longer than their competitions', we did not have to reinvest significant amounts of cash with yields at such unattractive levels.

   Money market yields had also lingered at low levels because a spate of benign U.S. inflation data and moderate gains in employment allayed fears of a tighter monetary policy. But this proved to be a temporary reprieve. The strength of the U.S. economy, higher oil prices, and a larger-than-expected increase in a key inflation barometer that was reported in mid-May rekindled expectations that an increase in the Federal funds rate was just around the corner. Moreover, a statement released after Federal Reserve policymakers met in mid-May said they were leaning toward increasing short-term rates due to the potential buildup in inflationary pressures.

   Not surprisingly, money market yields began to climb again in the latter half of May 1999. Many market participants expected the Federal Reserve to implement an aggressive program of interest rate increases. We believed any upside move in rates would be limited, and that market sentiment was overly pessimistic. Therefore, the COMMAND Government Fund continued to purchase one-year federal agency securities in order to lock in higher yields. The COMMAND Money Fund bought one-year bank and corporate securities along with adjustable-rate securities whose rates reset either on a monthly or quarterly basis. The adjustable-rate securities provided some protection against any further increase in money market yields since their rates will reset to higher levels if yields continue to climb.

One-year insured municipal bonds offer alternative to notes.
   Turning to the tax-exempt money market, the shortage of notes continued in the new calendar year. Fortunately, we were able to buy insured municipal bonds maturing in 12 months or less, which were an attractive alternative to the more conventional tax-exempt money market securities such as notes. The insured, short-term municipal bonds provided solid yields to compensate for the fact that they are usually issued in moderate-sized blocks. Most money managers prefer to buy larger blocks of bonds because they could be easier to sell. However, owning moderate-sized blocks of insured, short-term municipal bonds suited us because we do not plan to sell them. Our purchases of one-year insured municipal bonds enhanced the COMMAND Tax-Free Fund's yield and lengthened its WAM.

   In April, the supply of municipal money market securities ballooned temporarily as portfolio managers sold them in order to have cash on hand to meet shareholder redemptions during tax season. We bought some of these securities at attractive yields generally maturing in three months to one year. These purchases would ensure that we did not have to invest a lot of money towards the end of June, when, once again, the supply of securities in our market shrinks because investors rush to reinvest money from coupon payments and maturing bonds.

   Finally at the end of June, the much-anticipated change in monetary policy occurred. The Federal Reserve boosted the Federal funds rate by a quarter of a percentage point to 5.00%. This marked the first short-term rate increase since March 1997.

Looking Ahead.
  We believe the Federal Reserve might raise the Federal funds rate a second time this summer or in early fall if the economy continues to grow at a brisk pace. However, we also believe the likelihood of another rate increase later in the year dwindles due to the U.S. central bank's concerns about the potential year 2000 computer problem. We will look to extend the Funds' WAMs only when we feel market sentiment is overly pessimistic regarding the outlook for higher short-term interest rates.

Sincerely,
John R. Strangfeld
President
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

COMMAND TAX-FREE FUND        Portfolio of Investments
                                        June 30, 1999

  Moody's    Principal
   Rating     Amount                                   Value
(Unaudited)    (000)          Description (a)         (Note 1)
                          ALABAMA--1.0%
                          Alabama St. Pub. Sch. &
                            College Auth.,
                            F.R.W.D.S.,
                          3.72%, 7/1/99, Ser.
VMIG1         $  9,300      101................... $    9,300,000
                          Jefferson Cnty. Swr.
                            Rev. Cap. Improv.,
                            F.R.D.D.S.,
                          3.45%, 7/1/99, Ser. SSP
VMIG1            5,000      31....................      5,000,000
                                                   --------------
                                                       14,300,000
                                                   --------------
                          ALASKA--1.2%
                          Valdez Marine Air
                            Terminal Rev., Arco
                            Trans. Proj.,
                            T.E.C.P.,
                          3.10%, 7/16/99, Ser.
VMIG1           14,400      94C...................     14,400,000
                          3.40%, 8/6/99, Ser.
VMIG1            3,500      94C...................      3,500,000
                                                   --------------
                                                       17,900,000
                                                   --------------
                          ARIZONA--2.6%
                          Maricopa Cnty., St. Joseph's Care Ctr.,
                            Prerefunded,
                          7.75%, 7/1/00, Ser.
NR               3,800      90A...................      4,036,461
                          Salt River Proj.
                            Agricultural Improv. &
                            Pwr., T.E.C.P.,
                          3.10%, 8/12/99, Ser.
P1               1,400      80....................      1,398,328
                          3.10%, 8/13/99, Ser.
P1               7,700      80....................      7,700,000
                          3.40%, 2/15/00, Ser.
P1              14,400      80....................     14,400,000
                          3.35%, 2/17/00, Ser.
P1              11,006      80....................     11,006,000
                                                   --------------
                                                       38,540,789
                                                   --------------
                          CALIFORNIA--2.2%
                          California Higher Ed.
                            Ln. Auth., Student Ln.
                            Rev., A.N.N.M.T.,
                          3.50%, 7/1/00, Ser.
VMIG1           24,000      87B...................     24,000,000
                          California Student Ln.
                            Mktg. Corp., Student
                            Ln. Rev., F.R.W.D.,
                          3.80%, 7/1/99, Ser.
VMIG1            9,000      93A...................      9,000,000
                                                   --------------
                                                       33,000,000
                                                   --------------
                          COLORADO--0.8%
                          El Paso Cnty. Co.,
                            Single Fam. Mtge.
                            Rev., T.A.N.,
                          3.25%, 5/15/00, Ser.
SP1+*         $  6,710      99C................... $    6,710,000
                          Wheat Ridge Ind. Dev.
                            Rev., Var. Adolph
                            Coors Co. Proj.,
                            A.M.T., F.R.W.D.,
                          3.70%, 7/7/99, Ser.
A1+*             5,000      93....................      5,000,000
                                                   --------------
                                                       11,710,000
                                                   --------------
                          CONNECTICUT--0.2%
                          Connecticut Spec.
                            Assmt., Unemploy.
                            Comp. Rev.,
                            A.N.N.M.T.,
                          3.38%, 7/1/00, Ser.
VMIG1            3,200      93C...................      3,200,000
                                                   --------------
                          DISTRICT OF COLUMBIA--3.8%
                          Dist. of Columbia, Gen.
                            Oblig., F.R.D.D.S.,
                          3.50%, 7/1/99, Ser.
VMIG1            6,200      92A-1.................      6,200,000
                          3.50%, 7/1/99, Ser.
VMIG1            4,200      92A-2.................      4,200,000
                          3.50%, 7/1/99, Ser.
VMIG1              100      92A-3.................        100,000
                          3.50%, 7/1/99, Ser.
VMIG1            1,520      92A-5.................      1,520,000
                          Dist. of Columbia,
                            National Academy of
                            Science, T.E.C.P.,
                          3.25%, 9/7/99, Ser.
VMIG1           10,000      99B...................     10,000,000
                          Metro. Wash. Arpt. Rev.,
                            A.M.T., T.E.C.P.,
                          3.35%, 8/5/99, Ser.
A1*             15,500      94....................     15,500,000
                          3.50%, 11/19/99, Ser.
A1+*            13,500      99A...................     13,500,000
                          3.50%, 12/21/99, Ser.
A1+*             4,500      99B...................      4,500,000
                                                   --------------
                                                       55,520,000
                                                   --------------

                                      -18-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                   Value
(Unaudited)    (000)          Description (a)         (Note 1)
                          FLORIDA--2.0%
                          Gulf Envir. Svcs. Inc.,
                            F.R.W.D.S.,
                          3.60%, 7/7/99, Ser. SSP
VMIG1         $  4,500      28A................... $    4,500,000
                          Pinellas Cnty. Hlth.
                            Fac., Prerefunded,
                          8.50%, 3/1/00, Ser.
AAA*            10,705      90A...................     11,298,737
                          St. Lucie Cnty. Pwr. &
                            Light, T.E.C.P.,
                          3.35%, 10/7/99, Ser.
VMIG1           13,725      94B...................     13,725,000
                                                   --------------
                                                       29,523,737
                                                   --------------
                          GEORGIA--11.1%
                          Atlanta Urban Res., Fin.
                            Auth., Greystone,
                            A.M.T., F.R.W.D.S.,
                          3.85%, 7/1/99, Ser.
A1+*            20,861      98B...................     20,861,000
                          Burke Co. Georgia Dev.
                            Auth., Oglethorpe Pwr.
                            Corp., T.E.C.P.,
                          3.15%, 8/11/99, Ser.
VMIG1           15,000      98....................     15,000,000
                          Cobb Cnty. Dev. Auth.,
                            Institute of Nuclear
                            Pwr., F.R.W.D.,
                          3.75%, 7/7/99, Ser.
CPS1            18,390      98....................     18,390,000
                          Cobb Cnty. Hsg. Auth.,
                            Multifam. Hsg. Rev.,
                            Post Bridge Proj.,
                            F.R.W.D.,
                          3.35%, 7/7/99, Ser.
A1+*            10,000      96....................     10,000,000
                          Terrell Mill II Assoc., F.R.W.D.,
                          3.80%, 7/1/99, Ser.
A1+*D           10,600      93....................     10,600,000
                          De Kalb Cnty. Hsg.
                            Auth., Single Fam.
                            Mtge. Rev., A.M.T.,
                            F.R.W.D.S.,
A1+*             7,500    3.85%, 7/1/99, Ser. A...      7,500,000
                          Fulton Cnty. Dev. Auth.,
                            Catholic Sch. Prop.,
                            F.R.W.D.,
                          3.65%, 7/1/99, Ser.
Aa2             26,900      99....................     26,900,000
                          Siemen's Energy, Inc.,
                            F.R.W.D.,
                          3.70%, 7/1/99, Ser.
VMIG1         $  7,750      94.................... $    7,750,000
                          Georgia Mun. Gas Auth.
                            Rev., F.R.W.D.,
A1+*            10,000    3.50%, 7/7/99, Ser. C...     10,000,000
                          Monroe Cnty. Dev. Auth.
                            Poll., Oglethorpe Pwr.
                            Corp., S.E.M.O.T.,
                          3.35%, 11/1/99, Ser.
NR              11,000      96....................     11,000,000
                          Roswell Hsg. Auth., Post
                            Canyon Proj.,
                            F.R.W.D.,
                          3.35%, 7/7/99, Ser.
A1+*             9,345      96....................      9,345,000
                          Willacoochee Dev. Auth.,
                            Poll. Ctrl. Rev.,
                            Langboard, Inc. Proj.,
                            F.R.W.D., A.M.T.,
                          3.75%, 7/1/99, Ser.
Aa2             17,000      97....................     17,000,000
                                                   --------------
                                                      164,346,000
                                                   --------------
                          HAWAII--1.1%
                          Hawaii St.,
                          Gen. Oblig., F.R.W.D.S.,
                          3.86%, 7/1/99, Ser.
VMIG1           11,810      98B...................     11,810,000
                          Gen. Oblig., F.R.W.D.S.,
                          8.125%, 2/1/00, Ser.
Aaa              2,305      91....................      2,371,888
                          Honolulu City & Cnty.,
                            Gen. Oblig., Wtr.
                            Bonds, Prerefunded,
                          7.25%, 6/1/00, Ser.
NR               1,745      90....................      1,822,689
                                                   --------------
                                                       16,004,577
                                                   --------------
                          ILLINOIS--18.1%
                          Chicago Sales Tax Rev.,
                            Secs. Trust Rcpts.,
                            F.R.D.D.S.,
                          3.45%, 7/1/99, Ser. SSP
VMIG1            5,565      33....................      5,565,000
                          Chicago Stockyards Ind.
                            Proj., F.R.W.D.,
                          3.50%, 7/7/99, Ser.
A1+*            13,300      96A...................     13,300,000

                                      -19-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                   Value
(Unaudited)    (000)          Description (a)         (Note 1)
                          ILLINOIS--(cont'd.)
                          Tender Notes,
                            S.E.M.O.T.,
                          2.85%, 10/28/99, Ser.
VMIG1         $ 13,000      98.................... $   12,971,950
                          Illinois Dev. Fin. Auth.
                            Rev., Adventist Hlth.
                            Sys., F.R.W.D.,
                          3.75%, 7/1/99, Ser.
VMIG1           29,365      97A...................     29,365,000
                          American College of
                            Surgeons, F.R.W.D.,
                          3.70%, 7/2/99, Ser.
A1+*            15,200      96....................     15,200,000
                          Lyric Opera Chicago
                            Proj., F.R.W.D.,
                          3.60%, 7/7/99, Ser.
VMIG1           13,700      94....................     13,700,000
                          Illinois Ed. Fac. Auth.,
                            Art Institute Of
                            Chicago, F.R.W.D.,
                          3.70%, 7/7/99, Ser.
VMIG1            8,000      96....................      8,000,000
                          Illinois Hlth. Fac.
                            Auth., Children's Mem.
                            Hosp., T.E.C.P.,
                          3.50%, 7/26/99, Ser.
VMIG1           14,000      90A...................     14,000,000
                          Evanston Hosp. Corp.
                            Prog., A.N.N.M.T.,
                          3.10%, 11/1/99, Ser.
VMIG1           25,000      92....................     25,000,000
                          3.25%, 2/29/00, Ser.
VMIG1           20,000      95....................     20,000,000
                          Servant Cor Falcon II, F.R.W.D.,
                          3.75%, 7/7/99, Ser.
A1+*            14,000      96A...................     14,000,000
                          Illinois Hlth. Fac. Dev.
                            Auth., Riverside Hlth.
                            Sys., F.R.W.D.,
                          3.70%, 7/1/99, Ser.
VMIG1           12,900      94C...................     12,900,000
                          SSM Health Care,
                            T.E.C.P.,
                          3.25%, 8/18/99, Ser.
A1+*            18,540      98B...................     18,540,000
                          Illinois Hsg. Dev.
                            Auth., Homeowner's
                            Mtge. Rev.,
                            A.N.N.M.T., A.M.T.,
                          3.45%, 10/7/99, Ser.
VMIG1            6,000      98F2..................      6,000,000
                          Illinois St. Sec. Trust
                            Certs., Class A,
                            Q.T.R.O.T.S.,
                          3.28%, 9/2/99, Ser.
A-1*          $  7,500      98-25................. $    7,500,000
                          Illinois St., Gen.
                            Oblig., Q.T.R.O.T.S.,
                          5.125%, 12/1/99, Ser.
Aaa             10,000      95....................     10,080,486
                          6.70%, 6/1/00, Ser.
AAA*             2,140      90....................      2,247,514
                          Wheeling Multifam. Hsg.
                            Rev., Woodland Creek
                            II, F.R.W.D.,
                          3.70%, 7/2/99, Ser.
SP1+*           17,655      90....................     17,655,000
                          Woodridge & Dupage
                            Cntys., Multifam. Hsg.
                            Rev., Hinsdale Lake
                            Terr. Apts., F.R.W.D.,
                          3.85%, 7/2/99, Ser.
A1+*            20,760      90....................     20,760,000
                                                   --------------
                                                      266,784,950
                                                   --------------
                          INDIANA--2.7%
                          Indiana Ed. Fac. Auth.,
                            Wesleyan Univ.,
                            F.R.W.D.,
                          3.55%, 7/1/99, Ser.
NR               7,900      93....................      7,900,000
                          Indiana Sec. Market for
                            Ed. Loans, B.A.N.,
                          3.60%, 6/1/00, Ser.
AAA**            2,000      98F...................      2,002,650
                          Indiana St. Office
                            Building Comm.,
                            Hoosier Notes,
                            T.E.C.P.,
                          3.20%, 9/27/99, Ser.
P-1             11,600      A.....................     11,600,000
                          Lawrence Met. Sch.
                            Dist., T.A.N.,
                          3.50%, 12/31/99, Ser.
NR               9,000      99....................      9,017,545
                          Tippecanoe Cnty.,
                            Caterpillar, Inc.
                            Proj., F.R.W.D.,
                            A.M.T.,
                          3.80%, 7/2/99, Ser.
P-1              8,750      91....................      8,750,000
                                                   --------------
                                                       39,270,195
                                                   --------------

                                      -20-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                   Value
(Unaudited)    (000)          Description (a)         (Note 1)
                          IOWA--0.6%
                          Sergeant Bluff Ind.
                            Auth., Sioux City
                            Brick & Tile Proj.,
                            F.R.W.D., A.M.T.,
                          3.77%, 7/1/99, Ser.
NR            $  8,480      96C................... $    8,480,000
                                                   --------------
                          KENTUCKY--6.6%
                          Henderson Cnty. Ind.
                            Dev. Rev., Eastern
                            Alloys LLC Proj.,
                            F.R.W.D., A.M.T.,
                          3.75%, 7/1/99, Ser.
A1+*             5,500      99....................      5,500,000
                          Kentucky Hsg. Corp.
                            Rev., A.M.T.,
                            S.E.M.O.T.,
                          3.20%, 12/31/99, Ser.
MIG1             5,500      99C...................      5,500,000
                          Kentucky St. Tpk. Auth. Econ.
                            Dev., Revitalization Proj.,
                            Prerefunded,
                          7.50%, 5/15/00, Ser.
Aaa              2,500      90....................      2,625,903
                          Road Rev., Prerefunded,
                          7.25%, 5/15/00, Ser.
Aaa              2,700      90....................      2,832,410
                          Leitchfield Ind.
                            Building Rev., Styline
                            Inds., Inc. Proj.,
                            F.R.W.D., A.M.T.,
                          3.75%, 7/1/99, Ser.
A1+*             5,000      99....................      5,000,000
                          Ohio Cnty. Poll. Ctrl.
                            Rev., Big Rivers Elec.
                            Corp. Proj., F.R.W.D.,
                          3.50%, 7/7/99, Ser.
VMIG1           28,300      83....................     28,300,000
                          3.50%, 7/7/99, Ser.
VMIG1           47,100      85....................     47,100,000
                                                   --------------
                                                       96,858,313
                                                   --------------
                          MARYLAND--1.1%
                          Anne Arundel Cnty.,
                            Baltimore Gas &
                            Electric, A.N.N.M.T.,
                          3.52%, 7/1/00, Ser.
VMIG1            6,000      84....................      6,000,000
                          Montgomery Cnty., First
                            Chicago Tender Opt.
                            Cert., F.R.W.D.S.,
                          3.85%, 7/7/99, Ser.
VMIG1           10,935      98C...................     10,935,000
                                                   --------------
                                                       16,935,000
                                                   --------------
                          MASSACHUSETTS--1.6%
                          Brockton, Gen. Oblig.,
                            Prerefunded,
                          6.00%, 5/1/00, Ser.
Aaa           $  1,000      99.................... $    1,022,762
                          Mass. St. Hsg. Fin.
                            Agcy., Single Fam.
                            Hsg. Notes, A.M.T.,
MIG1             2,000    3.60%, 6/1/00, Ser. A...      2,000,000
                          Mass. St. Hlth. & Ed.
                            Fac., Univ. Hospital,
                            Prerefunded,
NR               6,000    7.25%, 7/1/00, Ser. C...      6,347,142
                          Mass. St. Wtr. Res.
                            Auth., Prerefunded,
                          7.00%, 4/1/00, Ser.
Aaa              3,560      90A...................      3,729,857
                          7.625%, 4/1/00, Ser.
Aaa              1,145      90A...................      1,204,868
                          Mass. St., Prerefunded,
                          7.25%, 3/1/00, Ser.
Aaa              2,235      90A...................      2,339,973
                          First Chicago Tender
                            Opt. Cert.,
                            F.R.W.D.S.,
                          3.80%, 7/7/99, Ser.
VMIG1            7,020      98B...................      7,020,000
                                                   --------------
                                                       23,664,602
                                                   --------------
                          MICHIGAN--0.4%
                          Willow Run Comm. Sch.,
                            Prerefunded,
                          6.375%, 5/1/00, Ser.
NR               5,200      91....................      5,435,629
                                                   --------------
                          MINNESOTA--1.3%
                          Bloomington Port Auth.,
                            Tax Rev., F.R.W.D.,
                          3.70%, 7/2/99, Ser.
VMIG1           19,000      95A...................     19,000,000
                                                   --------------
                          MISSISSIPPI--1.1%
                          Harrison Cnty. Poll.
                            Ctrl. Rev.,
                            Mississippi Pwr. Co.
                            Proj., F.R.W.D.,
                          3.75%, 7/7/99, Ser.
A-1*            16,750      92....................     16,750,000
                                                   --------------

                                      -21-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                   Value
(Unaudited)    (000)          Description (a)         (Note 1)
                          MISSOURI--0.9%
                          St. Charles Cnty. Ind.
                            Dev. Auth., Cedar
                            Ridge Apts., F.R.W.D.,
                          3.57%, 7/7/99, Ser.
A1+*          $ 13,975      88A................... $   13,975,000
                                                   --------------
                          NEVADA--1.1%
                          Clark Cnty. Arpt.
                            Improv. Rev.,
                            F.R.W.D.,
                          3.30%, 7/7/99, Ser.
VMIG1           16,100      93A...................     16,100,000
                                                   --------------
                          NEW JERSEY--0.1%
                          New Jersey Econ. Dev.
                            Auth. Rev.,
                            865 Centennial Ave.
                            Proj., F.R.W.D.,
                            A.M.T.,
                          3.77%, 7/1/99, Ser.
A1+*             1,850      85....................      1,850,000
                                                   --------------
                          NEW MEXICO--0.2%
                          New Mexico St. Highway
                            Comm., Sr. Sub. Lien
                            Tax Rev., B.A.N.,
                          4.25%, 6/15/00, Ser.
Aa2              2,715      98A...................      2,740,219
                                                   --------------
                          NEW YORK--1.3%
                          Met. Trans. Auth., Comm.
                            Fac., T.E.C.P.,
                          3.25%, 10/7/99, Ser.
P-1             15,000      1313..................     15,000,000
                          New York City Mun. Wtr.
                            Fin. Auth., Mun. Secs.
                            Trust Rcpts.,
                            F.R.D.D.S.,
                          3.45%, 7/1/99, Ser.
VMIG1D           3,700      SSP34.................      3,700,000
                                                   --------------
                                                       18,700,000
                                                   --------------
                          NORTH CAROLINA--1.3%
                          North Carolina Ed. Fac.
                            Fin. Agcy., Warren
                            Wilson College,
                            F.R.W.D.,
                          3.65%, 7/1/99, Ser.
Aa1             12,200      98....................     12,200,000
                          Rockingham Cnty. Ind.
                            Fac., Poll. Ctrl.
                            Rev., Phillip Morris
                            Proj., F.R.W.D.,
                          3.50%, 7/7/99, Ser.
P-1           $  7,200      92.................... $    7,200,000
                                                   --------------
                                                       19,400,000
                                                   --------------
                          OHIO--3.6%
                          Clinton Cnty. Hosp.
                            Rev., Ohio Hosp. Cap.
                            Fin., F.R.W.D.,
                          3.50%, 7/7/99, Ser.
A1+*            28,000      98....................     28,000,000
                          Medina Cnty. Hsg. Rev.,
                            Oaks At Medina Proj.,
                            F.R.W.D.,
                          3.62%, 7/1/99, Ser.
NR               9,650      97....................      9,650,000
                          Ohio Hsg. Fin. Agcy.,
                            Multifam. Hsg. Rev.,
                            F.R.W.D.,
A1+*             5,945    3.80%, 7/2/99, Ser. B...      5,945,000
                          Perrysburg Exe. Village
                            Sch., B.A.N.,
                          3.82%, 7/15/99, Ser.
NR              10,000      99....................     10,003,144
                                                   --------------
                                                       53,598,144
                                                   --------------
                          OKLAHOMA--0.3%
                          Muskogee Ind. Trust,
                            Muskogee Mall Proj.,
                            F.R.W.D.,
                          3.70%, 7/7/99, Ser.
VMIG1            5,100      85....................      5,100,000
                                                   --------------
                          OREGON--0.9%
                          Oregon St. Hsg. & Comm.
                            Svcs. Dep., Single
                            Fam. Mtge., A.M.T.,
                          3.15%, 4/13/00, Ser.
MIG1             5,000      99C...................      5,000,000
                          3.20%, 4/13/00, Ser.
MIG1             1,500      99D...................      1,500,000
                          3.45%, 6/29/00, Ser.
MIG1             6,400      99G...................      6,400,000
                                                   --------------
                                                       12,900,000
                                                   --------------

                                      -22-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                   Value
(Unaudited)    (000)          Description (a)         (Note 1)
                          PENNSYLVANIA--5.7%
                          Dauphin Cnty. Gen. Auth. Rev.,
                            All Hlth. Pooled Fin.
                            Prog., F.R.W.D.,
                          3.50%, 7/7/99, Ser.
A1+*          $ 30,000      97A................... $   30,000,000
A1+*            10,000    3.50%, 7/7/99, Ser. B...     10,000,000
                          Ed. & Hlth. Prog.,
                            F.R.W.D.,
                          3.70%, 7/1/99, Ser.
VMIG1           23,800      97....................     23,800,000
                          Lehigh Cnty. Gen.
                            Purpose Auth., Wiley
                            House, Prerefunded,
                          8.75%, 11/1/99, Ser.
Aaa             11,060      89....................     11,476,222
                          Penn. Intergov Coop. Auth.,
                            Philadelphia Funding Prog.,
                            B.A.N.,
                          5.75%, 6/15/00, Ser.
Aaa              3,000      96....................      3,069,750
                          Temple Univ. Funding Notes,
                            T.A.N.,
                          3.15%, 5/12/00, Ser.
MIG1             6,000      99....................      6,000,000
                                                   --------------
                                                       84,345,972
                                                   --------------
                          RHODE ISLAND--0.7%
                          Rhode Island Student Ln.
                            Auth., Student Ln.
                            Prog. Rev. Proj.,
                            F.R.W.D., A.M.T.,
                          3.45%, 7/7/99, Ser.
A1+*            10,000      96-2..................     10,000,000
                                                   --------------
                          SOUTH CAROLINA--2.1%
                          Richland Cnty. Sch.
                            Dist. 1, FGIC-TCRS,
                            B.A.N.,
                          6.625%, 3/1/00, Ser.
MIG1             2,310      96....................      2,361,993
                          South Carolina Ed. Fac.
                            Auth., Presbyterian
                            College, F.R.W.D.,
                          3.65%, 7/1/99, Ser.
CPS1            11,630      98....................     11,630,000
                          South Carolina Jobs
                            Econ. Dev. Auth.,
                            Wellman, Inc. Proj.,
                            F.R.D.D., A.M.T.,
                          3.65%, 7/1/99, Ser.
CPS1               700      91....................        700,000
                          South Carolina Pub.
                            Svcs. Auth., T.E.C.P.,
P-1           $ 16,400    3.25%, 9/9/99........... $   16,400,000
                                                   --------------
                                                       31,091,993
                                                   --------------
                          SOUTH DAKOTA--4.0%
                          South Dakota Hsg. Dev.
                            Auth. Homeownership
                            Mtge.,
                            T.A.N.,
                          3.40%, 7/7/00, Ser.
MIG1             5,315      99E...................      5,315,000
                          A.M.T.,
                          3.75%, 8/5/99, Ser.
MIG1             9,000      98C...................      9,000,000
                          3.20%, 4/7/00, Ser.
NR               6,000      99C...................      6,000,000
                          3.45%, 7/7/00, Ser.
MIG1            22,000      99F...................     22,000,000
                          A.M.T., A.N.N.M.T.,
                          3.20%, 12/2/99, Ser.
MIG1            16,250      98....................     16,250,000
                                                   --------------
                                                       58,565,000
                                                   --------------
                          TENNESSEE--6.5%
                          Dickson Cnty.,
                            Renaissance Learning
                            Cent. Rev., F.R.W.D.,
                          3.75%, 7/7/99, Ser.
Aa3             12,000      97....................     12,000,000
                          F.R. Morgan Keegan Mun.
                            Prods., Trust Rcpts.,
                            A.M.T., F.R.W.D.S.,
                          3.92%, 7/1/99, Ser.
A1+*            26,000      99C...................     26,000,000
                          Memphis Center City Rev.
                            Fin. Corp., Arbors of
                            Harbor Town, F.R.W.D.,
                          3.40%, 7/7/99, Ser.
A1+*            12,150      90....................     12,150,000
                          Nashville & Davidson
                            Cntys.
                            Country Music Hall Of
                            Fame, F.R.W.D.,
                          3.65%, 7/1/99, Ser.
A1+*             5,000      99....................      5,000,000
                          Eagle Tax Exempt Trust,
                            A.N.N.O.T.S.,
                          3.25%, 8/12/99, Ser.
A1+*D           16,965      96C...................     16,965,000

                                      -23-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                   Value
(Unaudited)    (000)          Description (a)         (Note 1)
                          TENNESSEE--(cont'd.)
                          Shelby Cnty., T.E.C.P.,
                          4.40%, 7/9/99, Ser.
P-1           $  4,000      98A................... $    4,000,000
                          Sumner Cnty. Hlth. Ed. &
                            Hsg. Bd. Rev., Hosp.
                            Alliance Pooled,
                            F.R.W.D.,
                          3.77%, 7/1/99, Ser.
A1+*            20,000      99A...................     20,000,000
                                                   --------------
                                                       96,115,000
                                                   --------------
                          TEXAS--9.6%
                          Bexar Cnty. Hsg. Fin.
                            Corp., Perrin Park
                            Apt., A.M.T.,
                            F.R.W.D.,
                          3.77%, 7/1/99, Ser.
VMIG1           10,375      96....................     10,375,000
                          Collin Cnty. Hsg. Fin.
                            Corp. Multifam. Hsg.
                            Rev., Huntington Apts.
                            Proj., F.R.W.D.,
                          3.77%, 7/1/99, Ser.
A1*              6,155      96....................      6,155,000
                          Guadalupe Blanco River
                            Auth., BOC Group,
                            Inc., F.R.W.D.,
                          3.65%, 7/1/99, Ser.
CPS1            13,800      93....................     13,800,000
                          Houston Wtr. & Swr.
                            Sys., F.R.W.D.S.,
                          3.62%, 7/14/99, Ser.
A1+*             5,600      SG73..................      5,600,000
                          Houston, Gen. Oblig.,
                            T.E.C.P.,
                          3.30%, 7/21/99, Ser.
P-1              7,000      B.....................      7,000,000
                          3.10%, 8/12/99, Ser.
P-1             21,100      B.....................     21,100,000
                          3.25%, 8/19/99, Ser.
P-1             11,000      A.....................     11,000,000
                          San Antonio Electric &
                            Gas Rev., Mun. Secs.
                            Trust Rcpts.
                            F.R.W.D.S.,
                          3.62%, 7/14/99, Ser.
A1+*            10,220      SGA48.................     10,220,000
                          San Antonio Wtr. Sys.,
                            T.E.C.P.,
                          3.15%, 8/13/99, Ser.
P-1           $ 17,500      95.................... $   17,500,000
                          3.25%, 8/13/99, Ser.
P-1              7,000      95....................      7,000,000
                          Tarrant Cnty. Hlth. Fac. Dev.,
                            Var. Adventist/Sunbelt, F.R.W.D.,
                          3.70%, 7/1/99, Ser.
VMIG1           10,000      96A...................     10,000,000
                          Texas St. Nat. Res.
                            Lab., Prerefunded,
                          7.125%, 4/1/00, Ser.
Aaa             16,580      90....................     17,386,170
                          Texas St. Univ. Sys.
                            Rev., Ref. Fin. Sys.,
                            B.A.N.,
                          4.50%, 3/15/00, Ser.
Aaa              4,245      98B...................      4,288,837
                                                   --------------
                                                      141,425,007
                                                   --------------
                          UTAH--1.5%
                          Intermountain Pwr.
                            Agcy., T.E.C.P.,
                          3.25%, 10/13/99, Ser.
VMIG1            6,300      85F...................      6,300,000
                          Utah Cnty., T.R.A.N.,
                          3.85%, 12/29/99, Ser.
NR               3,000      99....................      3,008,756
                          Utah St., Gen. Oblig.,
                            T.E.C.P.,
P-1             13,000    3.15%, 8/16/99..........     13,000,000
                                                   --------------
                                                       22,308,756
                                                   --------------
                          VIRGINIA--1.5%
                          Fairfax Cnty. Econ. Dev.
                            Auth., LEHM-Res. Rec.,
                            A.M.T., Q.T.R.O.T.S.,
                          3.30%, 8/2/99, Ser.
VMIG1D          15,000      99A15.................     15,000,000
                          Hopewell Ind. Dev. Auth.
                            Rev., Hudson Pwr.
                            Proj., A.M.T.,
                            F.R.D.D.,
                          3.65%, 7/1/99, Ser.
P-1              6,700      90A...................      6,700,000
                                                   --------------
                                                       21,700,000
                                                   --------------

                                      -24-
                         See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount                                   Value
(Unaudited)    (000)          Description (a)         (Note 1)
                          WASHINGTON--2.1%
                          Port Seattle Washington,
                            B.A.N.,
                          6.00%, 2/1/00, Ser.
Aaa           $  1,000      95A................... $    1,015,440
                          Thurston Cnty. Sc.
                            Dist., B.A.N.,
                          4.00%, 12/1/99, Ser.
Aaa              1,060      97....................      1,063,030
                          Washington Hsg. Fin.
                            Comm., Anchor Village
                            Apts. Proj., A.M.T.,
                            F.R.W.D.,
                          3.80%, 7/1/99, Ser.
A1+*            10,750      97....................     10,750,000
                          Washington St. Hlth.
                            Care
                            Fac., Sisters of St.
                            Joseph's Peace,
                            F.R.W.D.,
                          3.75%, 7/1/99, Ser.
VMIG1           18,300      93....................     18,300,000
                                                   --------------
                                                       31,128,470
                                                   --------------
                          WEST VIRGINIA--1.0%
                          Grant Cnty. Solid Waste
                            Rev., Vepco, T.E.C.P.,
                            A.M.T.,
                          3.30%, 8/2/99, Ser.
VMIG1           15,000      96....................     15,000,000
                                                   --------------
                          WISCONSIN--0.8%
                          Middleton Crossplains
                            Area, T.R.A.N.,
NR               5,300    3.73%, 8/25/99..........      5,300,377
                          Milwaukee Redev. Auth.,
                            Historic Third Ward
                            Parking, F.R.W.D.,
                          3.60%, 7/1/99, Ser.
NR               4,290      99....................      4,290,000
                          Milwaukee, Gen. Oblig.,
                            B.A.N.,
                          6.60%, 6/15/00, Ser.
Aa1              2,960      BY....................      3,052,212
                                                   --------------
                                                       12,642,589
                                                   --------------
                          WYOMING--0.6%
                          Sweetwater Cnty. Poll.
                            Ctrl. Rev., Pacificorp
                            Proj., T.E.C.P.,
                          3.45%, 7/16/99, Ser.
VMIG1         $  9,335      92A................... $    9,335,000
                                                   --------------
                          Total Investments--105.3%
                          (cost
                            $1,555,244,942**).....  1,555,244,942
                          Liabilities in excess of
                            other
                            assets--(5.3%)........    (78,513,425)
                                                   --------------
                          Net Assets--100%........ $1,476,731,517
                                                   --------------
                                                   --------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
  A.M.T.--Alternative Minimum Tax.
  A.N.N.M.T.--Annual Mandatory Tender.
  A.N.N.O.T.S.--Annual Option Tender--Synthetic.
  B.A.N.--Bond Anticipation Note.
  F.R.D.D.--Floating Rate (Daily) Demand Note(b).
  F.R.D.D.S.--Floating Rate (Daily) Demand--Synthetic Note(b).
  F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
  F.R.W.D.S.--Floating Rate (Weekly) Demand--Synthetic Note(b). Q.T.R.O.T.S.--Quarterly Optional Tender--Synthetic.
  S.E.M.O.T.--Semi-Annual Optional Tender.
  T.A.N.--Tax Anticipation Note.
  T.E.C.P.--Tax Exempt Commercial Paper.
  T.R.A.N.--Tax and Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
* Standard & Poor's rating.
** The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
D Indicates an illiquid security restricted as to resale. The aggregate cost of such securities is $46,265,000. The aggregate value of $46,265,000 is approximately 3.1% of net assets.
NR--Not Rated by Moody's or Standard & Poor's.
                                      -25-
                         See Notes to Financial Statements appearing on page 29.

 COMMAND TAX-FREE FUND
 Statement of Assets and Liabilities

Assets                                                                                     June 30, 1999
                                                                                           --------------
Investments, at amortized cost which approximates market value..........................   $1,555,244,942
Cash....................................................................................           54,224
Receivable for Fund shares sold.........................................................       12,910,898
Interest receivable.....................................................................        8,077,133
Prepaid expenses........................................................................           14,101
                                                                                           --------------
  Total assets..........................................................................    1,576,301,298
                                                                                           --------------
Liabilities
Payable for investments purchased.......................................................       76,493,050
Payable for Fund shares repurchased.....................................................       22,087,133
Management fee payable..................................................................          542,621
Accrued expenses........................................................................          363,806
Distribution fee payable................................................................           83,171
                                                                                           --------------
  Total liabilities.....................................................................       99,569,781
                                                                                           --------------
Net Assets..............................................................................   $1,476,731,517
                                                                                           --------------
                                                                                           --------------
Net assets were comprised of:
  Shares of beneficial interest, at par.................................................   $   14,767,315
  Paid-in capital in excess of par......................................................    1,461,964,202
                                                                                           --------------
Net assets, June 30, 1999...............................................................   $1,476,731,517
                                                                                           --------------
                                                                                           --------------
Net asset value, offering price and redemption price per share ($1,476,731,517 /
  1,476,731,517 shares of beneficial interest ($.01 par value) issued and
  outstanding)..........................................................................            $1.00
                                                                                           --------------
                                                                                           --------------

See Notes to Financial Statements appearing on page 29.
                                      -26-

 COMMAND TAX-FREE FUND
 Statement of Operations

                                           Year Ended
                                            June 30,
Net Investment Income                         1999
Income
  Interest and discount earned..........  $  51,160,693
                                         --------------
Expenses
  Management fee........................      6,685,127
  Distribution fee......................      1,936,709
  Transfer agent's fees.................        188,000
  Reports to shareholders...............         90,000
  Custodian's fees and expenses.........         70,000
  Registration fees.....................         50,000
  Trustees' fees........................         27,000
  Audit fee.............................         27,000
  Insurance expense.....................         17,000
  Legal fees and expenses...............         10,000
  Miscellaneous.........................          3,677
                                         --------------
    Total expenses......................      9,104,513
  Less: custodian fee credit (Note 1)...        (71,762)
                                         --------------
    Net expenses........................      9,032,751
                                         --------------
Net investment income...................     42,127,942
                                         --------------
Realized Gain on Investments
Net realized gain on investment
  transactions..........................         16,415
                                         --------------
Net Increase in Net Assets
Resulting from Operations...............  $  42,144,357
                                         --------------
                                         --------------

 COMMAND TAX-FREE FUND
 Statement of Changes in Net Assets

Increase (Decrease)            Year Ended June 30,
in Net Assets                1999              1998
Operations
  Net investment
  income............... $    42,127,942   $    39,793,567
  Net realized gain on
    investment
    transactions.......          16,415             6,522
                        ---------------   ---------------
  Net increase in net
    assets resulting
    from operations....      42,144,357        39,800,089
                        ---------------   ---------------
Dividends and
distributions to
shareholders (Note
1).....................     (42,144,357)      (39,800,089)
                        ---------------   ---------------
Fund share transactions
(at $1 per share)
  Net proceeds from
    shares
    subscribed.........   5,590,973,138     5,269,527,972
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions......      42,144,357        39,800,089
  Cost of shares
  reacquired...........  (5,489,371,232)   (5,105,855,856)
                        ---------------   ---------------
  Net increase in net
    assets from Fund
    share
    transactions.......     143,746,263       203,472,205
                        ---------------   ---------------
Total increase.........     143,746,263       203,472,205
Net Assets
Beginning of year......   1,332,985,254     1,129,513,049
                        ---------------   ---------------
End of year............ $ 1,476,731,517   $ 1,332,985,254
                        ---------------   ---------------
                        ---------------   ---------------

See Notes to Financial Statements appearing on page 29.
                                      -27-

 COMMAND TAX-FREE FUND
 Financial Highlights

                                                                    Year Ended June 30,
                                           ----------------------------------------------------------------------
                                              1999           1998           1997           1996           1995
                                           ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
Net investment income and net realized
  gains................................         0.027          0.031          0.030          0.031          0.032
Dividends and distributions to
  shareholders.........................        (0.027)        (0.031)        (0.030)        (0.031)        (0.032)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period.........    $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                           ----------     ----------     ----------     ----------     ----------
                                           ----------     ----------     ----------     ----------     ----------
TOTAL RETURN(a)........................          2.77%          3.16%          3.05%          3.12%          3.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........    $1,476,732     $1,332,985     $1,129,513     $1,156,935     $1,055,568
Average net assets (000)...............    $1,549,367     $1,279,188     $1,181,084     $1,134,257     $  926,888
Ratios to average net assets:
  Expenses, including distribution
  fees.................................           .59%           .60%           .64%           .66%           .66%
  Expenses, excluding distribution
  fees.................................           .46%           .47%           .51%           .54%           .54%
  Net investment income................          2.72%          3.11%          3.00%          3.06%          3.05%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements appearing on page 29.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Command Tax-Free Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Command Tax-Free Fund (the 'Fund') at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
August 18, 1999
                                      -28-

 COMMAND FUNDS
 Notes to Financial Statements

   Command Money Fund, Command Government Fund and Command Tax-Free Fund (each a 'Fund' and collectively, the 'Funds') are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential Securities Command Account Program of Prudential Securities Incorporated (Prudential Securities). The Command Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less. The Command Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The Command Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.


Note 1. Accounting            The following is a summary of
Policies                      significant generally accepted
                              accounting policies followed by the Funds in the
preparation of their financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. All securities are valued as of 4:30 p.m., New York time.

The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Fund at June 30, 1999 include registration rights under which the Fund may demand registration by the issuer.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains or losses realized on sales of portfolio securities, less the estimated expenses of the Fund applicable to the dividend period.

Federal Income Taxes: Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders. Therefore, no federal income tax provision is required. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Dividends: Each Fund declares all of its net investment income as dividends daily to its shareholders of record at the time of such declaration. Dividends are reinvested daily into additional full and fractional shares of the respective Fund at the net asset value per share determined on the date of declaration.

Custody Fee Credits: The Command Tax-Free Fund has an arrangement with its custodian bank, whereby uninvested money earns credits which reduce the fees charged by the custodian.

                              Each Fund has a manage-
Note 2. Agreements            ment agreement with Pru-
dential Investments Fund Management LLC (PIFM). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with the Prudential Investment Corporation (PIC); PIC furnishes investment advisory services in connection with the management of the Funds. PIFM pays for the cost of the subadvisor's services, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.

   The management fee paid to PIFM is computed daily and payable monthly on the following basis:

         Average Daily             Command      Command       Command
          Net Assets                Money      Government     Tax-Free
-------------------------------    -------     ----------     -------
First $500 million.............      .500%        .400%         .500%
Second $500 million............      .425%        .400%         .425%
Third $500 million.............      .375%        .375%         .375%
Excess of $1.5 billion.........      .350%        .375%         .375%

   Each Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund's shares, pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's shares. The distribution fees are accrued daily and payable monthly.

PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

Note 3. Other                 Prudential Mutual Fund Ser-
Transactions                  vices LLC (PMFS), a wholly
with Affiliates               owned subsidiary of PIFM,
                              serves as the Funds' transfer agent. During the
year ended June 30, 1999 the Funds incurred fees for the services of PMFS of approximately:

Command Money..................................  $3,698,400
Command Government.............................  $  103,700
Command Tax-Free...............................  $  186,300

   As of June 30, 1999, the following amounts were due to PMFS from the Funds:

Command Money...................................  $327,176
Command Government..............................  $  8,510
Command Tax-Free................................  $ 15,250

                         FEDERAL INCOME TAX INFORMATION
                                   (UNAUDITED)
COMMAND TAX-FREE FUND:

   We are required by the Internal Revenue Code to advise you within 60 days of the Command Tax-Free Fund's fiscal year-end (June 30, 1999) as to the federal tax status of dividends and distributions paid by the Fund during such fiscal year. Accordingly, we are advising you that for the year ended June 30, 1999, dividends paid from net investment income totaling $.027 per share were all federally tax-exempt interest dividends.

COMMAND GOVERNMENT FUND:

IMPORTANT NOTICE FOR CERTAIN SHAREHOLDERS

   We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 42% of the dividends paid by the Command Government Fund qualify for such deduction.

   For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.
                                      -31-

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
Toll free (800) 225-1852

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
Robin B. Smith
Langdon R. Stevenson
Stephen Stoneburn
John R. Strangfeld
Nancy H. Teeters

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Robert C. Rosselot, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.